Subsequent Events (Details) - Subsequent Event [Member] ¥ in Thousands		1 Months Ended
	Jan. 04, 2022 CNY (¥)	Mar. 28, 2022 $ / shares
Subsequent Events (Details) [Line Items]
PurchaseOfCommercialProperties | ¥	¥ 63,200
Purchased properties | ¥	¥ 56,880
Dividend per ordinary share | $ / shares		$ 0.0075
Dividend per ADS share | $ / shares		$ 0.15
Dividend paid date		Apr. 12, 2022